NET LOSS PER SHARE OF COMMON STOCK (Tables)	21 Months Ended
Sep. 30, 2024
Earnings Per Share [Abstract]
Schedule of reconciliation of basic and diluted net loss per share

	Three Months Ended September 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(1,378,318)	$(998,010)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	9,430,357	513,172
Weighted average shares issuable for vested restricted stock units and pre-funded warrants	7,514	19,756
	$9,437,871	$532,928

	Nine Months Ended September 30,
	2024	2023
Numerator:
Net (loss) allocable to common stockholders used to compute basic and diluted loss per common share	$(5,015,497)	$(3,646,027)
Denominator:
Weighted average shares outstanding used to compute basic and dilutive loss per share	7,688,398	503,334
Weighted average shares issuable for vested restricted stock units and pre-funded warrants	10,775	12,642
	$7,699,173	$515,975

Schedule of anti-dilutive securities excluded from computation of earnings per share

	September 30, 2024	September 30, 2023

Preferred stock (as-converted)	1,514,912	–
Warrants	10,239,459	3,809,619
Restricted stock units	15,734	780,297
Stock options	169,458	2,738,820
	11,939,563	7,328,736